ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.2%

Commodity Fund – 13.1%
SPDR Gold Shares(a)	9,735	$4,188,873

Equity Fund – 85.1%
Alpha Architect 1-3 Month Box ETF(a)	70,000	8,140,300
iShares U.S. Technology ETF	9,132	1,656,728
State Street Communication Services Select Sector SPDR ETF	16,430	1,821,430
State Street Health Care Select Sector SPDR ETF(b)	17,125	2,510,696
State Street Industrial Select Sector SPDR ETF	40,195	6,500,737
State Street Technology Select Sector SPDR ETF(b)	49,799	6,618,287
Total Equity Fund		27,248,178

Total Exchange Traded Funds (Cost $30,672,764)		31,437,051

MONEY MARKET FUNDS – 12.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.29%(c)(d)	3,293,463	3,293,463
Fidelity Investments Money Market Government Portfolio – Class I, 3.53%(c)	641,047	641,047
Total Money Market Funds (Cost $3,934,510)		3,934,510

Total Investments – 110.5% (Cost $34,607,274)		35,371,561
Liabilities in Excess of Other Assets – (10.5%)		(3,371,662)
Net Assets – 100.0%		$31,999,899

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $6,701,561; the aggregate market value of the collateral held by the fund is $3,293,463.
(c)	Rate shown reflects the 7-day yield as of March 31, 2026.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,437,051	$–	$–	$31,437,051
Money Market Funds	3,934,510	–	–	3,934,510
Total	$35,371,561	$–	$–	$35,371,561

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	13.1%
Equity Fund	85.1
Money Market Funds	12.3
Total Investments	110.5
Liabilities in Excess of Other Assets	(10.5)
Net Assets	100.0%